PRC CONTRIBUTION PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRC CONTRIBUTION PLAN
Contributions for employee benefits	$ 1,665,975	$ 1,682,720	$ 1,566,848